NOTE 28 COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Accounts payable and accrued liabilities	$ 3,442,725	$ 1,874,990
Loans payable	2,132,227
Notes payable	708,361	969,891	$ 610,444
Convertible notes payable	200,530	192,717	0	$ 0
Lease liabilities, beginning	496,386	$ 734,896	$ 0
Total financial liabilities	6,980,229
Greater Than 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Loans payable	996,533
Notes payable	0
Convertible notes payable	0
Lease liabilities, beginning	0
Total financial liabilities	996,533
Within 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	3,442,725
Loans payable	992,070
Notes payable	708,361
Convertible notes payable	200,530
Lease liabilities, beginning	241,138
Total financial liabilities	5,584,824
2 - 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Loans payable	143,624
Notes payable	0
Convertible notes payable	0
Lease liabilities, beginning	255,248
Total financial liabilities	$ 398,872